Related Party Transactions	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 6—Related Party Transactions

Domecq Sebastian, LLC

Domecq-Sebastian LLC (“Domecq”) is an entity affiliated with David Nance, a former director and officer who is now deceased. During December 2017, we entered into a promissory note with Domecq for a total amount of $200,000 that carries a 15% interest rate and is due and payable on or before March 31, 2018. The note carries a 18% default interest on amounts paid after the maturity date. This note was subsequently repaid in full in April 2018.

Introgen Research Institute

Introgen Research Institute (“IRI”) is a Texas-based technology company, currently affiliated with Rodney Varner, our CEO. In April 2009, prior to Mr. Varner becoming an officer and director of our Company in August 2012, we entered into an Assignment and Collaboration Agreement with IRI, providing us with the exclusive right to commercialize a portfolio of intellectual property. This agreement was amended in 2011 to include additional sublicensing of additional intellectual property made available to IRI from the University of Texas MD Anderson Cancer Center (“UTMDACC”).

Rodney Varner

Rodney Varner is the Company’s Chief Executive Officer. On March 28, 2018, we entered into a promissory note with Rodney Varner, Trustee, for a total amount of $45,000 that carries a 0% interest rate and is due and payable on or the earlier of (i) five days after funding of the Company’s initial public offering, or (ii) April 30, 2018, the maturity date. If paid after the maturity date, the note carries a 10% interest rate. This note was paid in full prior to the maturity date in April 2018.

Viet Ly

Viet Ly manages several investment funds that have provided the Company with investment funds since 2013. On March 9, 2018, we entered into a promissory note with Viet Ly for a total amount of $25,000 that carries a 0% interest rate and is due and payable on or before June 9, 2018, the maturity date. If paid after the maturity date, the note carries a 10% interest rate. This note was paid in full prior to the maturity date in April 2018.

Confer Capital

Confer Capital, Inc (“Confer Capital”) is a technology commercialization advisory services company affiliated with Ryan Confer, current CFO. From time to time since the Company’s inception, Confer Capital provided strategic, financial, and executive managerial services to the Company when Ryan Confer was not considered a payroll employee. Additionally, Confer Capital has also incurred corporate expenses on our behalf and was reimbursed for these expenses. Mr. Confer provided $65,000 of consulting services to the Company during 2016 while not on Company payroll. These services were booked in account payable when the service period concluded in August 2016 and paid out in December 2016.